Property, Plant and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following as of March 31, 2026 and September 30, 2025:

	2026	2025
	(Unaudited)	(Audited)
Devices for rental	$7,660	$7,709
Office equipment	12,581	12,661
Furniture and fixtures	4,809	4,840
Leasehold improvement	22,141	22,282
Total	47,191	47,492
Less: accumulated depreciation	(41,928)	(37,676)
Property, plant and equipment, net	$5,263	$9,816

As of September 30, 2025, and 2024, property, plant and equipment, net consisted of the following:

	2025	2024
Devices for rental	$7,709	$7,706
Office equipment	12,661	12,657
Furniture and fixtures	4,840	4,838
	22,282	22,275
Total	47,492	47,476
Less: accumulated depreciation	(37,676)	(20,908)
Property, plant and equipment, net	$9,816	$26,568